Shareholder Report, Holdings (Details)	Dec. 31, 2025
TFA Tactical Income Fund (Class I) | State Street SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.33%
TFA Tactical Income Fund (Class I) | iShares iBoxx $ High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.19%
TFA Tactical Income Fund (Class I) | iShares J.P. Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.93%
TFA Tactical Income Fund (Class I) | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
TFA Tactical Income Fund (Class I) | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
TFA Tactical Income Fund (Class I) | iShares 3-7 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
TFA Tactical Income Fund (Class I) | Innovator U.S. Equity Accelerated 9 Buffer ETF - October [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
TFA Tactical Income Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
TFA Tactical Income Fund (Class I) | First Trust Institutional Preferred Securities and Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
TFA Tactical Income Fund (Class I) | PIMCO 0-5 Year High Yield Corporate Bond Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
TFA Tactical Income Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	78.25%
TFA Tactical Income Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	15.12%
TFA Tactical Income Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
TFA Tactical Income Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	2.37%
TFA Tactical Income Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.76%
Tactical Growth Allocation Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
Tactical Growth Allocation Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.44%
Tactical Growth Allocation Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Tactical Growth Allocation Fund (Class I) | Direxion HCM Tactical Enhanced US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
Tactical Growth Allocation Fund (Class I) | ProShares Ultra S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Tactical Growth Allocation Fund (Class I) | State Street SPDR Bloomberg 1-3 Month T-Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Tactical Growth Allocation Fund (Class I) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.99%
Tactical Growth Allocation Fund (Class I) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Tactical Growth Allocation Fund (Class I) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%
Tactical Growth Allocation Fund (Class I) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.32%
Tactical Growth Allocation Fund (Class I) | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.23%
Tactical Growth Allocation Fund (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.43%
Tactical Growth Allocation Fund (Class I) | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
Tactical Growth Allocation Fund (Class I) | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.86%
Tactical Growth Allocation Fund (Class I) | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.19%
Tactical Growth Allocation Fund (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.91%
Tactical Growth Allocation Fund (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.86%
Tactical Growth Allocation Fund (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.13%
Tactical Growth Allocation Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.65%
Tactical Growth Allocation Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	32.56%
Tactical Growth Allocation Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.37%
Tactical Growth Allocation Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.74%
Tactical Growth Allocation Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.76%
Tactical Growth Allocation Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.62%
TFA Quantitative Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
TFA Quantitative Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.64%
TFA Quantitative Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
TFA Quantitative Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.48%
TFA Quantitative Fund (Class I) | Direxion HCM Tactical Enhanced US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.81%
TFA Quantitative Fund (Class I) | ProShares Ultra S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.44%
TFA Quantitative Fund (Class I) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.99%
TFA Quantitative Fund (Class I) | iShares U.S. Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.15%
TFA Quantitative Fund (Class I) | Innovator Growth-100 Power Buffer ETF - November [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
TFA Quantitative Fund (Class I) | iShares Expanded Tech Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
TFA Quantitative Fund (Class I) | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.58%
TFA Quantitative Fund (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
TFA Quantitative Fund (Class I) | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.11%
TFA Quantitative Fund (Class I) | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%
TFA Quantitative Fund (Class I) | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.16%
TFA Quantitative Fund (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.12%
TFA Quantitative Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	61.98%
TFA Quantitative Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Total Investments	25.04%
TFA Quantitative Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	7.02%
TFA Quantitative Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.55%
TFA AlphaGen Growth Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.56%
TFA AlphaGen Growth Fund (Class I) | ProShares Ultra S&P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.64%
TFA AlphaGen Growth Fund (Class I) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.11%
TFA AlphaGen Growth Fund (Class I) | iShares U.S. Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
TFA AlphaGen Growth Fund (Class I) | Innovator Growth-100 Power Buffer ETF - November [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
TFA AlphaGen Growth Fund (Class I) | iShares Expanded Tech Sector ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
TFA AlphaGen Growth Fund (Class I) | State Street Technology Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
TFA AlphaGen Growth Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
TFA AlphaGen Growth Fund (Class I) | State Street SPDR NYSE Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.08%
TFA AlphaGen Growth Fund (Class I) | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.05%
TFA AlphaGen Growth Fund (Class I) | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.26%
TFA AlphaGen Growth Fund (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.27%
TFA AlphaGen Growth Fund (Class I) | Consumer, Non-Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.35%
TFA AlphaGen Growth Fund (Class I) | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.43%
TFA AlphaGen Growth Fund (Class I) | Consumer, Cyclical Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.53%
TFA AlphaGen Growth Fund (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.29%
TFA AlphaGen Growth Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	72.26%
TFA AlphaGen Growth Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	13.14%
TFA AlphaGen Growth Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.37%
TFA AlphaGen Growth Fund (Class I) | Assets Allocation [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%